Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock Warrants
Schedule of Warrants Outstanding

The Company has the following warrants outstanding for the periods presented:

	As of
	September 30, 2024	December 31, 2023
Liability Classified Warrants
Business Combination Warrants	585,275	585,275
PIPE Warrants	95,744	95,744
Subtotal	681,019	681,019
Equity Classified Warrants
Public Warrants	11,500,000	11,500,000
Private Placement Warrants	2,199,939	-
Subtotal	13,699,939	11,500,000
Grand Total	14,380,958	12,181,019

The Company has the following warrants outstanding for the periods presented:

	As of December 31,
	2023	2022
Liability Classified Warrants
Private Placement Warrants	585,275	-
PIPE Warrants	95,744	-
Subtotal	681,019	-
Equity Classified Warrants
Legacy ONMD Warrants	-	545,213
Convertible Promissory Note Warrants	-	1,822,394
Public Warrants	11,500,000	-
Subtotal	11,500,000	2,367,607
Grant Total	12,181,019	2,367,607